Share-based compensation plans - Inputs used in the measurement - Cash (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) shares yr $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	0	886,740
Average strike price	$ 0	$ 15.27
Number of options, reporting date | shares	6,158,539	8,617,097	8,820,805
Average strike price, reporting date	$ 17.73	$ 18.9
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	636,570
Expected vesting	102.00%
Average strike price	$ 0
Expected dividend | $	$ 0
Expected volatility	0.00%
Risk-free interest rate	0.00%
Expected life of option | yr	3
Expected forfeitures	12.00%
Weighted average grant date fair values	$ 11.45
Number of options, reporting date | shares	1,720,636
Expected vesting, reporting date	129.00%
Expected dividend, reporting date | $	$ 0
Expected volatility, reporting date	22.00%
Risk free interest rate, reporting date	0.10%
Expected life of option, reporting date | yr	1
Expected forfeitures, reporting date	11.00%
Weighted average share price, reporting date	$ 22.01
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	423,180
Expected vesting	0.00%
Average strike price	$ 0
Expected dividend | $	$ 0
Expected volatility	0.00%
Risk-free interest rate	0.00%
Expected life of option | yr	3
Expected forfeitures	12.00%
Weighted average grant date fair values	$ 11.45
Number of options, reporting date | shares	425,176
Expected vesting, reporting date	0.00%
Expected dividend, reporting date | $	$ 0
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	2.2
Expected forfeitures, reporting date	12.00%
Weighted average share price, reporting date	$ 17.05
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	112,140
Expected vesting	0.00%
Average strike price	$ 11.61
Expected dividend | $	$ 0.08
Expected volatility	39.00%
Risk-free interest rate	0.60%
Expected life of option | yr	4
Expected forfeitures	8.00%
Weighted average grant date fair values	$ 2.85
Number of options, reporting date | shares	422,291
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 15.66	$ 16.48
Expected dividend, reporting date | $	$ 0.08
Expected volatility, reporting date	41.00%
Risk free interest rate, reporting date	0.30%
Expected life of option, reporting date | yr	3.4
Expected forfeitures, reporting date	7.00%
Weighted average share price, reporting date	$ 5.43